SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details) - CHINA	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024
Balance sheet items, except for equity accounts	7.2567	7.2672
Items in the statements of income and cash flows	7.2070		7.2193